FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record

Nuveen Floating Rate Income Fund - Proxy Voting

July 1, 2006 to June 30, 2007

Company Name	Ticker	Cusip	Description of Proposal	Meeting Date	Proposed By	Vote Cast	Management Recommended Vote
Eaton Vance Floating Rate Income Trust	EFT	278279104	Elect Director Lynn A. Stout	03/23/07	Mgmt	For	For
		278279104	Elect Director Ralph F. Verni	03/23/07	Mgmt	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Floating Rate Income Fund

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2007